STOCK REPURCHASE PROGRAM - Narrative (Details)			12 Months Ended
	Dec. 11, 2017 USD ($) shares	Jul. 18, 2016 USD ($) shares	Oct. 28, 2018 USD ($) shares	Oct. 29, 2017 USD ($) shares	Oct. 30, 2016 USD ($) repurchase_program shares	Mar. 07, 2018 USD ($)	Oct. 10, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock repurchase programs authorized | repurchase_program					2
Stock repurchase program, authorized amount | $					$ 106,300,000	$ 50,000,000	$ 50,000,000
Treasury stock purchases (in shares) | shares			2,700,000	2,800,000	1,600,000
Purchase of treasury stock | $		$ 45,000,000	$ 46,705,000	$ 41,214,000	$ 62,874,000
Stock repurchase program, remaining authorized repurchase amount | $			$ 55,600,000
Retirements (in shares) | shares			2,700,000	3,000,000	4,000,000
Retirement of shares repurchased during prior year | shares			300,000	400,000	400,000
CDR Fund VIII Investor Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock purchases (in shares) | shares		2,900,000
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock purchases (in shares) | shares			2,938,974	2,957,838	4,589,576
Retirements (in shares) | shares			2,938,974	3,443,448	4,423,564
Retirement of treasury shares | $			$ 51,772,000	$ 50,587,000	$ 62,279,000
Additional Paid-In Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retirement of treasury shares | $			51,743,000	50,553,000	62,235,000
2016 Stock Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of treasury stock | $			$ 46,700,000	$ 41,200,000	$ 17,900,000
Secondary Offering | CDR Fund VIII Investor Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock purchases (in shares) | shares	1,150,000.00		1,150,000
Purchase of treasury stock | $	$ 22,300,000		$ 22,300,000